Other obligations - Summary of movement in the Other obligations obligation (Detail) $ in Thousands	12 Months Ended
Nov. 30, 2021 USD ($)
Disclosure of detailed information about Long-Term Obligation [Line Items]
Beginning balance	$ 4,666
Accretion expense	334
Payments	(5,000)
Current portion	0
Commercialization rights- Trogarzo® European Territory
Disclosure of detailed information about Long-Term Obligation [Line Items]
Beginning balance	4,666
Accretion expense	334
Payments	(5,000)
Current portion	$ 0